Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Clifford Capital Partners Fund (Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Institutional Class Shares
Trading Symbol	CLIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-institutional/
Additional Information Phone Number	1-800-673-0550
Additional Information Website	cliffordcap.com/partners-fund-institutional/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45	0.90%¹

¹	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 119,569,782
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 290,093
Investment Company, Portfolio Turnover	28.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

Clifford Capital Partners Fund (Investor Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Investor Class Shares
Trading Symbol	CLFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-investor/
Additional Information Phone Number	1-800-673-0550
Additional Information Website	cliffordcap.com/partners-fund-investor
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.15%¹

¹	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[2]
Net Assets	$ 119,569,782
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 290,093
Investment Company, Portfolio Turnover	28.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

Clifford Capital Partners Fund (Super Institutional Class)
Shareholder Report [Line Items]
Fund Name	Clifford Capital Partners Fund
Class Name	Super Institutional Class Shares
Trading Symbol	CLIQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Clifford Capital Partners Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at cliffordcap.com/partners-fund-super-institutional/
Additional Information Phone Number	1-800-673-0550
Additional Information Website	cliffordcap.com/partners-fund-super-institutional
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Super Institutional Class	$41	0.82%¹

¹	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[3]
Net Assets	$ 119,569,782
Holdings Count | Holdings	33
Advisory Fees Paid, Amount	$ 290,093
Investment Company, Portfolio Turnover	28.75%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$119,569,782
Number of Holdings	33
Total Advisory Fee Paid	$290,093
Portfolio Turnover Rate	28.75%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]

Top Ten Holdings
Kenvue, Inc.	4.45%
Dolby Laboratories, Inc. Class A	4.12%
Johnson & Johnson	4.11%
Solventum Corp	3.99%
3M Co.	3.80%
NCR Atleos Corp.	3.77%
Pfizer, Inc.	3.72%
Cardinal Health, Inc.	3.68%
Fidelity Nat'l Info. Services, Inc.	3.59%
Vodafone Group plc	3.54%

[1]	Annualized
[2]	Annualized
[3]	Annualized